Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Deficit
Note 7 — Stockholders’ Deficit
Preferred Stock
— The Company is authorized to issue a total of 1,000,000 shares of preferred stock at par value of $0.0001 each. At September 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
— The Company is authorized to issue a total of 200,000,000 shares of Class A common stock at par value of $0.0001 each. At September 30, 2023 and December 31, 2022, there were 7,187,500 and no shares, respectively, issued and outstanding (excluding 6,104,682 and 28,750,000 shares subject to possible redemption, respectively). On February 23, 2023, the Company was notified by stockholders holding 20,317,255 shares of Class A common stock that they exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $206,121,060 (approximately $10.15 per share) was removed from the Trust Account to pay such redeeming holders on March 2, 2023. On August 29, 2023, the Company was notified by stockholders holding 2,328,063 shares of Class A common stock that they exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $24,008,096 (approximately $10.31 per share) was removed from the Trust Account to pay such redeeming holders on August 31, 2023.
On August 22, 2023, we issued an aggregate of 7,187,500 shares of Class A common stock to the Sponsor, FL
Co-Investment,
Intrepid Financial Partners, our independent directors and certain of our executive officers, upon the Class B Conversion transaction. After the Class B Conversion, no shares of Class B common stock remained outstanding.
Class
 B Common Stock
— The Company is authorized to issue a total of 20,000,000 shares of Class B common stock at par value of $0.0001 each. At September 30, 2023 and December 31, 2022, there were 0 and 7,187,500 shares of Class B common stock, respectively, issued or outstanding.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, except as required by law.
Shares of the Class B common stock are identical to the shares of Class A common stock included in the units sold in the IPO, and holders of Class B common stock have the same stockholder rights as public stockholders, except that (i) the Class B common stock are subject to certain transfer restrictions, as described in more detail below, (ii) our founders, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (A) to waive their redemption rights with respect to any Class B common stock and any Public Shares held by them in connection with the completion of our Business Combination and (B) to waive their rights to liquidating distributions from the Trust Account with respect to any Class B common stock held by them if the Company fails to complete our Business Combination within the prescribed time period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete our Business Combination within such time period, (iii) the Class B common stock are shares of our Class B common stock that will automatically convert into shares of our Class A common stock at the time of our initial Business Combination, on a one-for-one
basis, subject to adjustment pursuant to certain anti-dilution rights and (iv) are subject to registration rights. If the Company submits our Business Combination to our public stockholders for a vote, our Initial stockholders have agreed to vote any Class B common stock and any Public Shares purchased during or after the IPO in favor of our initial Business Combination.
With certain limited exceptions, the Class B common stock are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of (A) one year after the completion of our initial Business Combination or (B) subsequent to our initial Business Combination, (x) if the last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after our initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property.
The 7,187,500 shares of Class A common stock issued in connection with the Class B Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Class B Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the IPO described above.

NOTE 7 — STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock
— The Company is
 authorized to issue a total of
1,000,000
shares of preferred stock at par value of $
0.0001
each. At December 31, 2022 and 2021, there were
no
shares of preferred stock issued or outstanding
.

Class
 A Common Stock
— The Company is
 authorized to issue a total of
200,000,000
shares of Class A common stock at par value of $
0.0001
each. At December 31, 2022 and 2021, there were
no
shares issued and outstanding (excluding
28,750,000
shares subject to possible redemption
)
Class
 B Common Stock
— The Company is
 authorized to issue a total of
20,000,000
shares of Class B common stock at par value of $
0.0001
each. At December 31, 2022 and 2021, there were
7,187,500
 shares of Class B common stock issued or outstanding
.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, except as required by law.
The Class B common stock are identical to the shares of Class A common stock included in the units being sold in the IPO, and holders of Class B common stock have the same stockholder rights as public stockholders, except that (i) the Class B common stock are subject to certain transfer restrictions, as described in more detail below, (ii) our founders, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (A) to waive their redemption rights with respect to any Class B common stock and any Public Shares held by them in connection with the completion of our Business Combination and (B) to waive their rights to liquidating distributions from the Trust Account with respect to any Class B common stock held by them if the Company fails to complete our Business Combination within the prescribed time period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete our Business Combination within such time period, (iii) the Class B common stock are shares of our Class B common stock that will automatically convert into shares of our Class A common stock at the time of our initial Business Combination, on a one-for-one
basis, subject to adjustment pursuant to certain anti-dilution rights and (iv) are subject to registration rights. If the Company submits our Business Combination to our public stockholders for a vote, our Initial stockholders have agreed to vote any Class B common stock and any Public Shares purchased during or after the IPO in favor of our initial Business Combination.
With certain limited exceptions, the Class B common stock are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of (A) one year after the completion of our initial Business Combination or (B) subsequent to our initial Business Combination, (x) if the last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after our initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property.